------------------------------------------
                       Semiannual Report January 31, 1999
                   ------------------------------------------

                                   OPPENHEIMER
                                      Cash
                                    Reserves

                                [GRAPHIC OMITTED]

                                     [LOGO]
                               OppenheimerFunds(R)
                             THE RIGHT WAY TO INVEST

Contents

 3 President's Letter

 4 An Interview
   with Your Fund's
   Manager

 9 Financial
   Statements

23 Officers and
   Trustees

24 Information and
   Services

Report highlights
--------------------------------------------------------------------------------

o High-quality money market instruments that carried only slightly higher credit risk offered very attractive yields compared to Treasury bills, over the last six months.

o Although the Fed's three successive rate cuts in the fall were able to stimulate economic growth here in America, much of Europe is sluggish while most of Asia remains in a recession.

Current Yield
For the 7-Day Period
Ended 1/31/99

Class A

With                Without
Compounding(1)      Compounding
--------------------------------------------------------------------------------
4.17%               4.09%
--------------------------------------------------------------------------------

Class B

With                Without
Compounding(1)      Compounding
--------------------------------------------------------------------------------
3.59%               3.53%
--------------------------------------------------------------------------------

Class C

With                Without
Compounding(1)      Compounding
--------------------------------------------------------------------------------
3.51%               3.45%
--------------------------------------------------------------------------------

In reviewing performance, please remember that past performance does not guarantee future results. Yields will fluctuate. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1. Compounded yields assume reinvestment of dividends.


2  Oppenheimer Cash Reserves

[PHOTO]

James C. Swain
Chairman
Oppenheimer
Cash Reserves

[PHOTO]

Bridget A. Macaskill
President
Oppenheimer
Cash Reserves

Dear shareholder,
--------------------------------------------------------------------------------

Contrary to what many analysts had expected, the U.S. economy appears to have picked up steam over the past few months. The fourth quarter of 1998 posted the fastest rate of economic growth in two years, and early indications suggest that the first quarter of 1999 may follow suit.

      With respect to the U.S. bond market, stronger than expected economic growth has triggered concerns that the Federal Reserve may raise key interest rates to forestall an acceleration of inflation. As a result, yields of longer term taxable bonds have risen from their October 1998 lows, when investors had bid up prices during the global "flight to quality." At the same time, tax-exempt bond prices and yields have remained relatively stable.

      In the U.S. stock market, it might appear at first glance that prices are rising as rapidly as the economy is growing. However, a closer look reveals that, with the exception of large-cap growth companies and the technology industry, most stock prices remained relatively flat. What's more, the disparity in valuations between large companies, which have led the market's advance, and smaller ones, which have lagged, has become historically wide.

      What do these observations mean for your investments? In our view, actively managed portfolios that are closely monitored by expert money managers are likely to provide better returns than passive index investing in 1999. That's because selectivity is expected to be more critical to performance than it has been over the past few years. In a potentially overvalued stock market and rising interest-rate environment, the ability to identify the most promising securities could become paramount.

      Even though many equity investors may be tempted to jump aboard the technology bandwagon, we suggest a more prudent course: broad diversification beyond any single asset class, industry, capitalization range or geographic region. We believe that the risks of this investment environment require consideration of a broad range of investments and markets, including bonds. That way, if one market experiences setbacks, one or more of the others may help cushion the effects on your overall portfolio.

      No matter what the financial markets have in store, we resolve to continue working with your financial advisor to keep you apprised of potential risks and opportunities. Providing you with the market information, professionally managed investments and other resources you need to achieve your financial goals is an important part of our enduring commitment to you as The Right Way to Invest.

Sincerely,


/s/ James C. Swain              /s/ Bridget A. Macaskill

    James C. Swain                  Bridget A. Macaskill

February 22, 1999


3  Oppenheimer Cash Reserves

An interview with your Fund's manager
--------------------------------------------------------------------------------

How has the Fund performed over the past six months?

Despite much uncertainty in the global financial markets over the period, for the six months that ended January 31, 1999, Oppenheimer Cash Reserves maintained a stable share price of $1.00 per share, while continuing to provide its investors with a steady stream of income. For the seven-day period ending January 31, 1999, the Fund's compounded current yield for Class A shares was 4.17%. Without compounding, the corresponding yield for Class A shares was 4.09%.(1)

Has the volatile global economy affected the Fund?

When international markets become unsteady, investors around the world often look to U.S. government securities for safety and security, bypassing high-quality money market instruments such as short-term borrowings issued by blue chip corporations. That clearly took place in the latter half of 1998, as Asia's financial crisis continued to form a backdrop to the global economy. At various times during the year, demand for Treasury bills surged, boosting prices and reducing yields, particularly in late summer as Russia's economy weakened.

1. Compounded yields assume reinvestment of dividends. Past performance is not indicative of future results.


4  Oppenheimer Cash Reserves

After Russia defaulted on much of its debt and allowed its currency to fall sharply in value, emerging markets around the world were suddenly perceived as extremely risky. Even high-quality U.S. corporate debt seemed less attractive because of the slight credit risk involved. To attract new investors, corporations had to offer yields considerably higher than risk-free U.S. Treasury securities.

      As a result, high-quality money market instruments that carried only slightly higher credit risk offered very attractive yields compared to Treasury bills. That's one reason why Oppenheimer Cash Reserves, which invests in a mixture of certificates of deposit, letters of credit, commercial paper and other money market instruments, was able to offer relatively healthy returns.

How have you positioned the portfolio in light of this global activity?

In the fall, the Fed cut short-term interest rates three times to stimulate the economy, and dozens of central banks around the world followed suit. The result of this concerted action was a major rally in stock markets, as well as a likely continuation of moderate economic growth, at least in the United States.


5  Oppenheimer Cash Reserves

An interview with your Fund's manager
--------------------------------------------------------------------------------

Although the Fed was able to stimulate economic growth here in America, much of Europe is sluggish while most of Asia remains in a recession. As of January 31, 1999, inflation throughout the world remains extremely low by historical standards. Unless the U.S. economy accelerates, interest rates are likely to decline further, and so, we have extended the maturity of the portfolio to take advantage of these rates. As interest rates decline, a portfolio of longer maturity securities yielding higher rates translates into higher yields for our investors.

      Last but not least, we continue to be especially diligent in our analysis of credit quality. During the period, we discontinued our investment in securities issued by certain multinational banks with heavy exposure to Asia.

Have any other factors affected the way you manage the portfolio?

We've recently begun to focus on the "millennium problem," which may render many computer systems unable to recognize the year 2000 when it arrives. In particular, we're evaluating prospective investments based on how the issuers position themselves for any potential exposure to this problem.


6  Oppenheimer Cash Reserves

What is your outlook for the future?

As we move further into the year, our economic analysis calls for slower economic growth, low inflation and modestly lower interest rates in the latter part of 1999, all of which should help the performance of the overall bond market. As money-market investors, we keenly follow the actions of the Federal Reserve Board, which determines short-term interest rates for member banks. While we have taken steps to protect the portfolio from additional interest rate cuts, we believe that the buoyant U.S. stock market combined with strong consumer spending will keep the Fed fairly inactive over the near term.

      Although we will continue to search for yield, your objectives of safety, liquidity and attractive yield will always come first. This is part of our commitment to keep Oppenheimer Cash Reserves an important element of The Right Way to Invest.


7  Oppenheimer Cash Reserves

Financials
--------------------------------------------------------------------------------


                               [GRAPHIC OMITTED]


                          8 Oppenheimer Cash Reserves

--------------------------------------------------------------------------------
 Statement of Investments  January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                     Face           Value
                                                                     Amount         See Note 1
================================================================================================
Certificates of Deposit--0.9%
------------------------------------------------------------------------------------------------
Societe Generale, 5.80%, 3/31/99                                     $  4,000,000   $  4,000,991

================================================================================================
Direct Bank Obligations--1.2%
------------------------------------------------------------------------------------------------
Morgan Guaranty Trust Co. of New York, 4.889%, 3/1/99(1)                5,000,000      4,998,418

================================================================================================
Letters of Credit--6.2%
------------------------------------------------------------------------------------------------
Barclays Bank plc, guaranteeing commercial paper of:
Banca Serfin SA, Institucion de Banca Multiple Grupo
Financiero Serfin, Nassau Branch, 5.42%, 5/26/99                        3,000,000      2,948,510
Nacional Financiera SNC, 5.47%, 2/17/99                                 5,000,000      4,987,844
Pactual Overseas Corp., 5.21%, 2/11/99                                  4,000,000      3,994,211
Petroleo Brasileiro SA, Series C, 5.05%, 3/30/99                        3,000,000      2,976,013
------------------------------------------------------------------------------------------------
Bayerische Vereinsbank AG, guaranteeing commercial paper of:
Garanti Funding Corp., Series A, 5.10%, 4/29/99                         5,000,000      4,938,375
Unibanco-Unia de Bancos Brasilieros SA, Series D, 5.05%, 4/16/99        7,000,000      6,927,336
                                                                                    ------------
Total Letters of Credit                                                               26,772,289

================================================================================================
Short-Term Notes--91.5%
------------------------------------------------------------------------------------------------
Asset-Backed--12.4%
Asset Backed Capital Finance, Inc., 5.50%, 2/16/99(2)                   2,650,000      2,643,927
------------------------------------------------------------------------------------------------
Atlantis One Funding Corp., 5.17%, 4/28/99(2)                           3,000,000      2,962,948
------------------------------------------------------------------------------------------------
Cooperative Assn. of Tractor Dealers, Inc.:
Series A, 4.85%, 6/29/99                                                5,000,000      4,900,306
Series B, 5.50%, 2/3/99                                                 5,000,000      4,998,472
------------------------------------------------------------------------------------------------
Falcon Asset Securitization Corp., 4.83%, 4/20/99(2)                    5,000,000      4,947,675
------------------------------------------------------------------------------------------------
Preferred Receivables Funding Corp.:
4.80%, 7/14/99(2)                                                      10,000,000      9,782,667
4.95%, 6/14/99(2)                                                       6,000,000      5,890,275
5.07%, 4/19/99(2)                                                       5,000,000      4,945,779
------------------------------------------------------------------------------------------------
Sigma Finance, Inc.:
4.77%, 8/2/99(2)                                                        4,500,000      4,391,483
5.51%, 2/5/99(2)                                                        5,000,000      4,996,939
5.52%, 2/10/99(2)                                                       3,000,000      2,995,860
                                                                                    ------------
                                                                                      53,456,331

------------------------------------------------------------------------------------------------
Automotive--3.0%
BMW US Capital Corp., 4.83%, 2/1/99                                    13,000,000     13,000,000
------------------------------------------------------------------------------------------------
Bank Holding Companies--8.5%
Bank One Corp., 5.09%, 3/26/99                                          7,000,000      6,947,545
------------------------------------------------------------------------------------------------
Bankers Trust Co., New York:
5.01%, 6/25/99-7/15/99                                                 10,500,000     10,279,838
5.05%, 6/9/99                                                          10,000,000      9,820,444
------------------------------------------------------------------------------------------------
J.P. Morgan & Co., Inc., 4.85%, 7/15/99                                10,000,000      9,779,056
                                                                                    ------------
                                                                                      36,826,883


                          9 Oppenheimer Cash Reserves

--------------------------------------------------------------------------------
 Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                              Face            Value
                                                              Amount          See Note 1
------------------------------------------------------------------------------------------
Beverages--3.9%
Coca-Cola Enterprises, Inc.:
4.93%, 6/16/99(2)                                             $  7,000,000    $  6,870,588
5.30%, 3/5/99(2)                                                 5,000,000       4,976,444
5.51%, 2/10/99(2)                                                5,000,000       4,993,113
                                                                              ------------
                                                                                16,840,145

------------------------------------------------------------------------------------------
Broker/Dealers--15.2%
Bear Stearns Cos., Inc.:
4.90%, 6/21/99                                                   8,000,000       7,847,556
4.92%, 2/18/99(1)                                                3,000,000       3,000,000
------------------------------------------------------------------------------------------
Goldman Sachs Group, LP:
5.10%, 3/18/99                                                   6,000,000       5,961,750
5.10%, 3/22/99                                                   7,000,000       6,951,408
------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.:
5.27%, 3/12/99                                                   5,000,000       4,971,454
5.50%, 2/26/99                                                   3,000,000       2,988,542
------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co., 4.813%, 2/1/99(1)             10,000,000      10,000,000
------------------------------------------------------------------------------------------
NationsBank Corp., 5.012%, 2/1/99(1)                            15,000,000      15,000,000
------------------------------------------------------------------------------------------
Salomon Smith Barney Holdings, Inc.:
4.81%, 4/7/99                                                    7,000,000       6,939,207
5.47%, 2/12/99                                                   2,000,000       1,996,779
                                                                              ------------
                                                                                65,656,696

------------------------------------------------------------------------------------------
Commercial Finance--13.6%
CIT Group Holdings, Inc.:
4.75%, 7/28/99                                                   5,000,000       4,883,229
5.04%, 3/19/99                                                   5,000,000       4,967,800
5.07%, 3/25/99                                                   5,000,000       4,963,383
------------------------------------------------------------------------------------------
Countrywide Home Loans, 5.25%, 2/27/99(1)                       10,000,000      10,000,000
------------------------------------------------------------------------------------------
FINOVA Capital Corp.:
4.89%, 7/16/99                                                   6,000,000       5,865,525
5.30%, 3/4/99                                                    3,000,000       2,986,308
6.06%, 10/8/99                                                   3,500,000       3,518,160
------------------------------------------------------------------------------------------
Heller Financial, Inc.:
5.289%, 3/8/99(1)                                                5,000,000       5,000,000
6.51%, 9/20/99                                                   4,700,000       4,730,324
------------------------------------------------------------------------------------------
Safeco Credit Co.:
4.85%, 7/9/99                                                    3,000,000       2,936,142
4.93%, 6/16/99                                                   5,000,000       4,907,563
4.95%, 6/11/99                                                   4,000,000       3,928,500
                                                                              ------------
                                                                                58,686,934


                          10 Oppenheimer Cash Reserves

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                              Face            Value
                                                              Amount          See Note 1
------------------------------------------------------------------------------------------
Consumer Finance--3.0%
Sears Roebuck Acceptance Corp.:
4.90%, 6/23/99                                                $  5,000,000    $  4,903,361
5.43%, 2/26/99                                                   8,000,000       7,969,833
                                                                              ------------
                                                                                12,873,194

------------------------------------------------------------------------------------------
Diversified Financial--8.0%
General Motors Acceptance Corp.:
5.50%, 2/19/99                                                   5,000,000       4,986,250
6.04%, 3/19/99                                                   3,000,000       3,001,641
6.125%, 7/8/99                                                   6,500,000       6,527,971
------------------------------------------------------------------------------------------
Household Finance Corp., 5.438%, 3/9/99(1)                       5,000,000       5,000,000
------------------------------------------------------------------------------------------
Household International, Inc.:
5.20%, 3/4/99(2)                                                10,000,000       9,955,222
5.21%, 2/3/99(2)                                                 5,000,000       4,998,553
                                                                              ------------
                                                                                34,469,637

------------------------------------------------------------------------------------------
Industrial Services--3.2%
Atlas Copco AB:
4.84%, 5/20/99(2)                                               11,000,000      10,840,280
5.36%, 2/19/99(2)                                                3,000,000       2,991,960
                                                                              ------------
                                                                                13,832,240

------------------------------------------------------------------------------------------
Insurance--13.1%
AIG Life Insurance Co., 5.077%, 2/1/99(1)(3)                     7,000,000       7,000,000
------------------------------------------------------------------------------------------
General American Life Insurance Co., 5.775%, 2/1/99(1)          15,000,000      15,000,000
------------------------------------------------------------------------------------------
Pacific Mutual Life Insurance Co., 4.975%, 2/2/99(1)(3)          5,000,000       5,000,000
------------------------------------------------------------------------------------------
Protective Life Insurance Co., 5.107%, 2/1/99(1)                10,000,000      10,000,000
------------------------------------------------------------------------------------------
Safeco Corp., 4.90%, 6/17/99                                     5,000,000       4,907,444
------------------------------------------------------------------------------------------
Security Benefit Life Insurance Co., 5.107%, 2/1/99(1)          10,000,000      10,000,000
------------------------------------------------------------------------------------------
TransAmerica Life Insurance & Annuity Co., 5.077%, 2/1/99(1)     5,000,000       5,000,000
                                                                              ------------
                                                                                56,907,444

------------------------------------------------------------------------------------------
Leasing & Factoring--3.7%
American Honda Finance Corp., 4.971%, 4/26/99(1)(4)              7,000,000       6,996,636
------------------------------------------------------------------------------------------
International Lease Finance Corp.:
5.23%, 4/15/99(1)                                                5,000,000       5,005,494
6.625%, 4/1/99                                                   4,000,000       4,007,676
                                                                              ------------
                                                                                16,009,806


                          11 Oppenheimer Cash Reserves

--------------------------------------------------------------------------------
 Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                              Face            Value
                                                              Amount          See Note 1
------------------------------------------------------------------------------------------
Oil: Domestic--1.6%
Fina Oil & Chemical Co., 4.90%, 7/13/99(2)                    $  7,000,000    $  6,845,650
------------------------------------------------------------------------------------------
Special Purpose Financial--2.3%
RACERS, Series 1998-MM-3-5:
5.067%, 2/1/99(1)(3)                                             5,000,000       5,000,000
5.077%, 2/1/99(1)(3)                                             5,000,000       5,000,000
                                                                              ------------
                                                                                10,000,000
                                                                              ------------
Total Short-Term Notes                                                         395,404,960

------------------------------------------------------------------------------------------
Total Investments, at Value                                           99.8%    431,176,658
------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                        0.2         893,647
                                                              ------------    ------------
Net Assets                                                           100.0%   $432,070,305
                                                              ============    ============

Short-term notes, direct bank obligations and letters of credit are generally traded on a discount basis: the interest rate is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

1. Floating or variable rate obligation. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on January 31, 1999. This instrument may also have a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year. Maturity date shown represents effective maturity based on variable rate and, if applicable, demand feature.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $96,029,363 or 22.23% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

3. Represents a restricted security which is considered illiquid, by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. Such securities amount to $22,000,000 or 5.09% of the Fund's net assets. The Fund may not invest more than 10% of its net assets (determined at the time of purchase) in illiquid securities.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $6,996,636 or 1.62% of the Fund's net assets as of January 31, 1999.

See accompanying Notes to Financial Statements.


                          12 Oppenheimer Cash Reserves

--------------------------------------------------------------------------------
 Statement of Assets and Liabilities  January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

================================================================================================
Assets
Investments, at value--see accompanying statement                                   $431,176,658
------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                     4,181,760
Interest                                                                               1,268,283
Other                                                                                    107,016
                                                                                    ------------
Total assets                                                                         436,733,717

================================================================================================
Liabilities
Bank overdraft                                                                           365,200
------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                 3,624,093
Dividends                                                                                316,652
Transfer and shareholder servicing agent fees                                            194,187
Distribution and service plan fees                                                        40,632
Other                                                                                    122,648
                                                                                    ------------
Total liabilities                                                                      4,663,412

================================================================================================
Net Assets                                                                          $432,070,305
                                                                                    ============
================================================================================================
Composition of Net Assets
Paid-in capital                                                                     $432,072,490
------------------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                                  (2,185)
                                                                                    ------------
Net assets                                                                          $432,070,305
                                                                                    ============
================================================================================================
Net Asset Value Per Share
Class A Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $241,931,381 and 241,991,017 shares of beneficial interest outstanding)          $1.00

------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $155,511,798 and
155,509,689 shares of beneficial interest outstanding)                                     $1.00

------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $34,627,126 and
34,626,454 shares of beneficial interest outstanding)                                      $1.00

See accompanying Notes to Financial Statements.


                          13 Oppenheimer Cash Reserves

--------------------------------------------------------------------------------
 Statement of Operations  For the Six Months Ended January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------


===============================================================================
Investment Income
Interest                                                           $ 11,786,328

===============================================================================
Expenses
Management fees--Note 3                                               1,042,834
-------------------------------------------------------------------------------
Distribution and service plan fees--Note 3:
Class A                                                                 228,694
Class B                                                                 599,448
Class C                                                                 126,728
-------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 3                   758,379
-------------------------------------------------------------------------------
Registration and filing fees                                            121,553
-------------------------------------------------------------------------------
Shareholder reports                                                      88,026
-------------------------------------------------------------------------------
Custodian fees and expenses                                              15,302
-------------------------------------------------------------------------------
Legal, auditing and other professional fees                               6,447
-------------------------------------------------------------------------------
Insurance expenses                                                        2,474
-------------------------------------------------------------------------------
Trustees' compensation                                                    1,158
-------------------------------------------------------------------------------
Other                                                                    22,327
                                                                   ------------
Total expenses                                                        3,013,370
Less expenses paid indirectly--Note 3                                    (8,494)
                                                                   ------------
Net expenses                                                          3,004,876

===============================================================================
Net Investment Income                                                 8,781,452

===============================================================================
Net Realized Gain on Investments                                          2,810

===============================================================================
Net Increase in Net Assets Resulting from Operations               $  8,784,262
                                                                   ============

See accompanying Notes to Financial Statements.


                          14 Oppenheimer Cash Reserves

--------------------------------------------------------------------------------
 Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                       Six Months Ended
                                                       January 31, 1999     Year Ended
                                                       (Unaudited)          July 31, 1998
=========================================================================================
Operations
Net investment income                                  $   8,781,452        $  11,848,711
-----------------------------------------------------------------------------------------
Net realized gain                                              2,810                  522
                                                       -------------        -------------
Net increase in net assets resulting from operations       8,784,262           11,849,233

=========================================================================================
Dividends and Distributions to Shareholders
Class A                                                   (5,071,476)          (8,374,810)
Class B                                                   (3,061,060)          (2,871,927)
Class C                                                     (648,916)            (601,974)

=========================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from
beneficial interest transactions--Note 2:
Class A                                                   31,452,864           37,506,804
Class B                                                   75,506,159           25,995,434
Class C                                                   16,525,816            8,976,542

=========================================================================================
Net Assets
Total increase                                           123,487,649           72,479,302
-----------------------------------------------------------------------------------------
Beginning of period                                      308,582,656          236,103,354
                                                       -------------        -------------
End of period                                          $ 432,070,305        $ 308,582,656
                                                       =============        =============

See accompanying Notes to Financial Statements.


                          15 Oppenheimer Cash Reserves

--------------------------------------------------------------------------------
 Financial Highlights
--------------------------------------------------------------------------------

                                                 Class A
                                                 -----------------------------------------------------------
                                                 Six Months
                                                 Ended
                                                 January 31,        Year Ended July 31,
                                                 1999 (Unaudited)   1998            1997            1996(1)
============================================================================================================
Per Share Operating Data
Net asset value, beginning of period                $1.00              $1.00           $1.00           $1.00
------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain               .02                .04             .04             .03
Dividends and distributions to shareholders          (.02)              (.04)           (.04)           (.03)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $1.00              $1.00           $1.00           $1.00
                                                    =====              =====           =====           =====
============================================================================================================
Total Return(2)                                      2.20%              4.61%           4.41%           2.68%

============================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)         $241,931           $210,477        $172,970        $170,031
------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $230,461           $186,795        $179,948        $149,889
------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                4.37%(3)           4.48%           4.33%           4.47%(3)
Expenses(4)                                          1.16%(3)           1.28%           1.29%           1.06%(3)


1. For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31.

2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.


                          16 Oppenheimer Cash Reserves

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           Class B
                                             ------------------------      -----------------------------------------------------
                                                                           Six Months
                                                                           Ended
                                             Year Ended December 31,       January 31,         Year Ended July 31,
                                             1995             1994         1999 (Unaudited)    1998          1997        1996(1)
================================================================================================================================
Per Share Operating Data
Net asset value, beginning of period            $1.00           $1.00         $1.00              $1.00         $1.00       $1.00
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain           .05             .03           .02                .04           .04         .02
Dividends and distributions to shareholders      (.05)           (.03)         (.02)              (.04)         (.04)       (.02)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $1.00           $1.00         $1.00              $1.00         $1.00       $1.00
                                                =====           =====         =====              =====         =====       =====
================================================================================================================================
Total Return(2)                                  4.84%           3.22%         1.92%              3.98%         3.82%       2.35%

================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)     $148,529         $99,361      $155,512            $80,005       $54,009     $85,573
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $105,349         $87,908      $158,968            $73,003       $67,333     $49,226
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                            4.71%           3.25%         3.82%(3)           3.93%         3.78%       3.91%(3)
Expenses(4)                                      1.36%           1.32%         1.71%(3)           1.83%         1.84%       1.61%(3)

3. Annualized.

4. Beginning in fiscal 1995, the expense ratios reflect the effect of expenses paid indirectly by the Fund. Prior year expenses have not been adjusted.


                          17 Oppenheimer Cash Reserves

--------------------------------------------------------------------------------
 Financial Highlights  (Continued)
--------------------------------------------------------------------------------

                                                 Class B  (continued)
                                                 ----------------------


                                                 Year Ended December 31,
                                                 1995           1994
=======================================================================
Per Share Operating Data
Net asset value, beginning of period               $1.00          $1.00
-----------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain              .04            .03
Dividends and distributions to shareholders         (.04)          (.03)
-----------------------------------------------------------------------
Net asset value, end of period                     $1.00          $1.00
                                                   =====          =====
=======================================================================
Total Return(2)                                     4.26%          2.54%

=======================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)         $37,378        $46,803
-----------------------------------------------------------------------
Average net assets (in thousands)                $35,360        $21,262
-----------------------------------------------------------------------
Ratios to average net assets:
Net investment income                               4.15%          3.05%
Expenses(4)                                         1.92%          1.89%

1. For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31.

2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.


                          18 Oppenheimer Cash Reserves

                                                Class C
                                                ----------------------------------------------------------------------------------
                                                Six Months
                                                Ended
                                                January 31,       Year Ended July 31,                        Year Ended December 31,
                                                1999 (Unaudited)  1998          1997         1996(1)         1995           1994
==================================================================================================================================
Per Share Operating Data
Net asset value, beginning of period              $1.00             $1.00         $1.00        $1.00          $1.00          $1.00
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain             .02               .04           .04          .02            .04            .02
Dividends and distributions to shareholders        (.02)             (.04)         (.04)        (.02)          (.04)          (.02)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $1.00             $1.00         $1.00        $1.00          $1.00          $1.00
                                                  =====             =====         =====        =====          =====          =====
==================================================================================================================================
Total Return(2)                                    1.91%             3.99%         3.84%        2.35%          4.21%          2.51%

==================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)        $34,627           $18,101        $9,125      $11,717         $5,024         $5,604
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $33,621           $15,297       $10,930       $6,333         $6,040         $2,107
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                              3.83%(3)          3.94%         3.78%        3.91%(3)       4.12%          3.19%
Expenses(4)                                        1.71%(3)          1.83%         1.85%        1.61%(3)       1.97%          1.90%

3. Annualized.

4. Beginning in fiscal 1995, the expense ratios reflect the effect of expenses paid indirectly by the Fund. Prior year expenses have not been adjusted.

See accompanying Notes to Financial Statements.


                          19 Oppenheimer Cash Reserves

--------------------------------------------------------------------------------
 Notes to Financial Statements  (Unaudited)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies

Oppenheimer Cash Reserves (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund seeks to achieve this objective by investing in money market securities meeting specified quality standards. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B and Class C shares. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Investment Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
Distributions to Shareholders. The Fund intends to declare dividends separately for Class A, Class B and Class C shares from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. To effect its policy of maintaining a net asset value of $1.00 per share, the Fund may withhold dividends or make distributions of net realized gains.


                          20 Oppenheimer Cash Reserves

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

            The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                           Six Months Ended January 31, 1999         Year Ended July 31, 1998
                           ---------------------------------         ------------------------------
                           Shares           Amount                   Shares           Amount
---------------------------------------------------------------------------------------------------
Class A:
Sold                         374,895,754    $ 374,895,754              724,810,258    $ 724,810,258
Dividends and
distributions reinvested       4,783,105        4,783,105                7,669,695        7,669,695
Redeemed                    (348,225,995)    (348,225,995)            (694,973,149)    (694,973,149)
                           -------------    -------------            -------------    -------------
Net increase                  31,452,864    $  31,452,864               37,506,804    $  37,506,804
                           =============    =============            =============    =============
---------------------------------------------------------------------------------------------------
Class B:
Sold                         315,226,827    $ 315,226,827              298,115,568    $ 298,115,568
Dividends and
distributions reinvested       2,547,737        2,547,737                2,362,655        2,362,655
Redeemed                    (242,268,405)    (242,268,405)            (274,482,789)    (274,482,789)
                           -------------    -------------            -------------    -------------
Net increase                  75,506,159    $  75,506,159               25,995,434       25,995,434
                           =============    =============            =============    =============
---------------------------------------------------------------------------------------------------
Class C:
Sold                         151,966,094    $ 151,966,094              166,744,272    $ 166,744,272
Dividends and
distributions reinvested         551,288          551,288                  490,146          490,146
Redeemed                    (135,991,566)    (135,991,566)            (158,257,876)    (158,257,876)
                           -------------    -------------            -------------    -------------
Net increase                  16,525,816    $  16,525,816                8,976,542    $   8,976,542
                           =============    =============            =============    =============


                          21 Oppenheimer Cash Reserves

--------------------------------------------------------------------------------
 Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
3. Management Fees and Other Transactions with Affiliates

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.50% of the first $250 million of average annual net assets, 0.475% of the next $250 million, 0.45% of the next $250 million, 0.425% of the next $250 million and 0.40% of average annual net assets in excess of $1 billion. The Fund's management fees for the six months ended January 31, 1999 was 0.49% of the average annual net assets of Class A, Class B and Class C shares.

            Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B and Class C shares totaled $355,442 and $23,453, respectively. Amounts paid to an affiliated broker/dealer for Class B and Class C shares were $16,976 and $1,129, respectively. During the six months ended January 31, 1999, OFDI received contingent deferred sales charges of $1,100 upon redemption of Class B shares as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

            OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.

            Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

            The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.20% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the six months ended January 31, 1999, OFDI paid $49,753 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.

            The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B and Class C shares, for its services rendered in distributing Class B and Class C shares. OFDI is also authorized to receive a service fee of 0.25% per year to compensate dealers providing personal services for accounts that hold Class B and Class C shares. At present, these service fees are set at zero for Class B and Class C shares. Each fee is computed on the average annual net assets of Class B or Class C shares, determined as of the close of each regular business day. During the six months ended January 31, 1999, OFDI retained $599,518 and $126,913, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. If either Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated.


                          22 Oppenheimer Cash Reserves

--------------------------------------------------------------------------------
 Oppenheimer Cash Reserves
--------------------------------------------------------------------------------

================================================================================
Officers and Trustees    James C. Swain, Chairman and Chief Executive Officer
                         Bridget A. Macaskill, Trustee and President
                         Robert G. Avis, Trustee
                         William A. Baker, Trustee
                         Charles Conrad, Jr., Trustee
                         Jon S. Fossel, Trustee
                         Sam Freedman, Trustee
                         Raymond J. Kalinowski, Trustee
                         C. Howard Kast, Trustee
                         Robert M. Kirchner, Trustee
                         Ned M. Steel, Trustee
                         George C. Bowen, Trustee, Vice President, Treasurer and
                            Assistant Secretary
                         Andrew J. Donohue, Vice President and Secretary
                         Carol E. Wolf, Vice President
                         Arthur J. Zimmer, Vice President
                         Robert J. Bishop, Assistant Treasurer
                         Scott T. Farrar, Assistant Treasurer
                         Robert G. Zack, Assistant Secretary

================================================================================
Investment Advisor       OppenheimerFunds, Inc.

================================================================================
Distributor              OppenheimerFunds Distributor, Inc.

================================================================================
Transfer and             OppenheimerFunds Services
Shareholder
Servicing Agent

================================================================================
Custodian of             Citibank, N.A.
Portfolio Securities

================================================================================
Independent Auditors     Deloitte & Touche LLP

================================================================================
Legal Counsel            Myer, Swanson, Adams & Wolf, P.C.

                         The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors. This is a copy of a report to shareholders of Oppenheimer Cash Reserves. This report must be preceded or accompanied by a Prospectus of Oppenheimer Cash Reserves. For material information concerning the Fund, see the Prospectus.

                         Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


                         23 Oppenheimer Cash Reserves

Internet
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information. Online
trans actions now available

---------------------------
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---------------------------

General Information
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---------------------------
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---------------------------

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---------------------------
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---------------------------

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---------------------------
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---------------------------

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---------------------------
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---------------------------

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affect your investments

---------------------------
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---------------------------

Information and services
--------------------------------------------------------------------------------

As an Oppenheimer fund shareholder, you have some special privileges. Whether it's automatic investment plans, informative newsletters and hotlines, or ready account access, you can benefit from services designed to make investing simple.

      And when you need help, our Customer Service Representatives are only a toll-free phone call away. They can provide information about your account and handle administrative requests. You can reach them at our General Information number.

      When you want to make a transaction, you can do it easily by calling our toll-free Telephone Transactions number or by visiting our website. And, by enrolling in AccountLink, a convenient service that "links" your Oppenheimer funds accounts and your bank checking or savings account, you can use the Telephone Transactions number or website to make investments.

      For added convenience, you can get automated information with OppenheimerFunds PhoneLink service, available 24 hours a day, 7 days a week. PhoneLink gives you access to a variety of fund, account, and market information. Of course, you can always speak with a Customer Service Representative during the General Information hours shown at the left.

      You can count on us whenever you need assistance. That's why the International Customer Service Association, an independent, nonprofit organization made up of over 3,200 customer service management professionals from around the country, honored the Oppenheimer funds' transfer agent, OppenheimerFunds Services, with their Award of Excellence in 1993.

      So call us today, or visit us at our website at www.oppenheimerfunds.com--we're here to help.

                                                      [LOGO] OppenheimerFunds(R)
                                                               Distributor, Inc.

RS0760.001.0199  April 1, 1999